UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds     holdings entries.

Institutional Investment Manager Filing this Report:

Name: Atherton Lane Advisers, LLC
Address:    3000 Sand Hill Road, Bldg. 1, Suite 270
            Menlo Park, CA 94025

Form 13F File Number:   28-11768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: William McDonnell
Title:      Chief Compliance Officer
Phone:      (650) 233-1200

Signature, Place and Date of Signing:


/s/ William McDonnell         Menlo Park, CA          February 13, 2009

Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:  None.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:                128

Form 13F Information Table Value Total:         643,739 X 1000



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


NAME OF ISSUER          TITLE               VALUE                SH/   PUT/  INV.     OTHER
                        OF      CUSIP       X1000     SHARES     PRN   CALL  DISC.    MGR          VOTING AUTH
                        CLASS
                                                                                                SOLE     SHR    NONE

HAVAS SA                COM     001204980   33        16,735                 SOLE                16,735
AT&T INC                COM     00206R102   880       30,883                 SOLE                30,883
ABBOTT LABORATORIES     COM     002824100   221       4,142                  SOLE                 4,142
ACME PACKET INC         COM     004764106   5,049     959,873                SOLE               959,873
ADOBE SYSTEMS INC       COM     00724F101   7,404     347,787                SOLE               347,787
AIR PRODUCTS &          COM     009158106   7,915     157,450                SOLE               157,450
CHEMICALS INC
ALCOA INC               COM     013817101   10,909    968,789                SOLE               968,789
ALTRIA GROUP INC        COM     02209S103   254       16,836                 SOLE                16,836
AMERICAN EXPRESS CO     COM     025816109   374       20,139                 SOLE                20,139
AMERICAN INTL GROUP INC COM     026874107   36        22,620                 SOLE                22,620
ANADARKO PETROLEUM CORP COM     032511107   8,826     228,941                SOLE               228,941
APACHE CORP             COM     037411105   651       8,732                  SOLE                 8,732
APPLE INC               COM     037833100   864       10,118                 SOLE                10,118
APPLIED MATERIALS INC   COM     038222105   210       20,776                 SOLE                20,776
BP PLC ADR              ADR     055622104   770       16,465                 SOLE                16,465
BANK AMER CORP          COM     060505104   6,020     427,560                SOLE               427,560
BARRICK GOLD CORP       COM     067901108   23,451    637,776                SOLE               637,776
BERKSHIRE HATHAWAY INC  CL A    084670108   386       4                      SOLE                     4
CV CL A
BERKSHIRE HATHAWAY INC  CL B    084670207   260       81                     SOLE                    81
CLASS B
BHP BILLITON LTD        ADR     088606108   7,700     179,480                SOLE               179,480
SPNSRD ADR'S
BOEING COMPANY          COM     097023105   4,401     103,151                SOLE               103,151
BRISTOL MYERS SQUIBB CO COM     110122108   6,571     282,636                SOLE               282,636
BURLINGTON NORTHN       COM     12189T104   8,240     108,842                SOLE               108,842
SANTA FE CP
CVS CAREMARK CORP       COM     126650100   313       10,887                 SOLE                10,887
CALIFORNIA WATER        COM     130788102   15,014    323,371                SOLE               323,371
SERVICE GRP
CATERPILLAR INC DEL     COM     149123101   10,986    245,926                SOLE               245,926
CENTRAL GARDEN & PET CO COM     153527106   117       20,000                 SOLE                20,000
CHEVRON CORP NEW        COM     166764100   3,082     41,669                 SOLE                41,669
CHINA LIFE INSURANCE    COM     16939P106   9,839     212,056                SOLE               212,056
CO LTD
CHINA MOBILE LTD ADR    ADR     16941M109   21,771    428,137                SOLE               428,137
CISCO SYS INC           COM     17275R102   16,816    1,031,638              SOLE             1,031,638
CITIGROUP INC           COM     172967101   121       18,070                 SOLE                18,070
COCA-COLA COMPANY       COM     191216100   280       6,174                  SOLE                 6,174
COCA-COLA FEMSA SA      ADR     191241108   514       11,810                 SOLE                11,810
SPON ADR
CONCUR TECHNOLOGIES     COM     206708109   621       18,915                 SOLE                18,915
CONOCOPHILLIPS          COM     20825C104   258       4,989                  SOLE                 4,989
DEERE & CO              COM     244199105   6,736     175,790                SOLE               175,790
DEVON ENERGY CORP (NEW) COM     25179M103   9,954     151,479                SOLE               151,479
DONALDSON COMPANY, INC  COM     257651109   6,093     181,084                SOLE               181,084
EMERSON ELECTRIC        COM     291011104   4,932     134,711                SOLE               134,711
COMPANY
ENCANA CORP             COM     292505104   5,429     116,803                SOLE               116,803
EXELON CORP             COM     30161N101   218       3,921                  SOLE                 3,921
EXPEDITORS INTL WASH    COM     302130109   210       6,316                  SOLE                 6,316
INC
EXXON MOBIL CORP        COM     30231G102   13,089    163,963                SOLE               163,963
GARDNER DENVER          COM     365558105   299       12,820                 SOLE                12,820
MACHINERY INC
GENENTECH INC NEW       COM     368710406   338       4,079                  SOLE                 4,079
GENERAL ELEC CO         COM     369604103   2,180     134,581                SOLE               134,581
GENWORTH FINANCIAL INC  COM     37247D106   43        15,190                 SOLE                15,190
GILEAD SCIENCES INC     COM     375558103   17,906    350,142                SOLE               350,142
GLAXOSMITHKLINE PLC     ADR     37733W105   216       5,800                  SOLE                 5,800
ADRS
GOLDCORP INC            COM     380956409   13,980    443,402                SOLE               443,402
GOLDMAN SACHS GROUP INC COM     38141G104   15,023    178,022                SOLE               178,022
GOOGLE INC CLASS A      CL A    38259P508   2,645     8,599                  SOLE                 8,599
HEWLETT PACKARD CORP    COM     428236103   10,180    280,518                SOLE               280,518
HONEYWELL               COM     438516106   10,375    316,030                SOLE               316,030
INTERNATIONAL INC
INTEL CORP              COM     458140100   13,048    890,045                SOLE               890,045
INTERNATIONAL BUSINESS  COM     459200101   708       8,409                  SOLE                 8,409
MACHS
IPASS INC COM           COM     46261V108   16        13,041                 SOLE                13,041
ISHARES INC MSCI        COM     464286673   30,299    4,297,788              SOLE             4,297,788
SINGAPORE
ISHARES INC MSCI JAPAN  COM     464286848   27,193    2,838,498              SOLE             2,838,498
ISHARES INC MSCI HONG   COM     464286871   34,848    3,360,480              SOLE             3,360,480
KONG
ISHARES TRUST DJ SEL    COM     464287168   569       13,770                 SOLE                13,770
DIV INDEX
ISHARES FTSE/XINHUA     COM     464287184   12,620    433,838                SOLE               433,838
CHINA 25
ISHARES TRUST S&P 500   COM     464287200   303       3,359                  SOLE                 3,359
INDEX FD
ISHARES MSCI ASIA       COM     464288182   12,928    385,570                SOLE               385,570
EX-JAPAN
ISHARES S&P ASIA 50     COM     464288430   4,201     166,725                SOLE               166,725
INDEX FUND
JPMORGAN CHASE & CO     COM     46625H100   875       27,742                 SOLE                27,742
JOHNSON & JOHNSON       COM     478160104   2,916     48,732                 SOLE                48,732
LILLY ELI & COMPANY     COM     532457108   301       7,472                  SOLE                 7,472
LIVEPERSON INC          COM     538146101   49        27,000                 SOLE                27,000
LOCKHEED MARTIN CORP    COM     539830109   4,462     53,070                 SOLE                53,070
LUXOTTICA GROUP S P A   ADR     55068R202   5,384     297,121                SOLE               297,121
ADR
MACROVISION SOLUTIONS   COM     55611C108   1,561     123,382                SOLE               123,382
CORP
MCDONALDS CORP          COM     580135101   371       5,967                  SOLE                 5,967
MEDTRONIC INC           COM     585055106   7,298     232,260                SOLE               232,260
MERCK & CO INC          COM     589331107   379       12,473                 SOLE                12,473
MERITOR SAVINGS BANK PA COM     590007100   25        10,000                 SOLE                10,000
MICROSOFT CORP          COM     594918104   954       49,083                 SOLE                49,083
MIDCAP SPDR TRUST       COM     595635103   374       3,850                  SOLE                 3,850
MILLIPORE CORP          COM     601073109   7,203     139,801                SOLE               139,801
MITSUBISHI UFJ FINL     COM     606822104   77        12,362                 SOLE                12,362
GRP INC
MONSANTO COMPANY        COM     61166W101   3,511     49,911                 SOLE                49,911
MOTOROLA INC            COM     620076109   138       31,254                 SOLE                31,254
NASDAQ OMX GROUP INC    COM     631103108   8,901     360,200                SOLE               360,200
NETAPP INC              COM     64110D104   842       60,249                 SOLE                60,249
NEW ORIENTAL EDUC &     COM     647581107   6,213     113,153                SOLE               113,153
TECH GROUP
NIKE INC CL B           CL B    654106103   12,829    251,546                SOLE               251,546
NOKIA CORP SPONSORED    ADR     654902204   5,629     360,818                SOLE               360,818
ADR
NUANCE COMMUNICATIONS   COM     67020Y100   142       13,708                 SOLE                13,708
INC
ORACLE CORP             COM     68389X105   590       33,250                 SOLE                33,250
PEPSICO INC             COM     713448108   1,077     19,667                 SOLE                19,667
PFIZER INC              COM     717081103   765       43,168                 SOLE                43,168
PHILIP MORRIS INTL INC  COM     718172109   802       18,425                 SOLE                18,425
POWERSHARES QQQ TRUST   COM     73935A104   4,738     159,317                SOLE               159,317
SER-1
PROCTER & GAMBLE CO     COM     742718109   9,342     151,113                SOLE               151,113
PUBLIC STORAGE          COM     74460D109   13,782    173,362                SOLE               173,362
QUEST DIAGNOSTICS INC   COM     74834L100   292       5,621                  SOLE                 5,621
QUESTCOR                COM     74835Y101   7,021     754,151                SOLE               754,151
PHARMACEUTICALS INC
ROYAL DUTCH SHELL PLC   ADR     780259206   764       14,437                 SOLE                14,437
CL A ADR
S&P DEPOSITORY          COM     78462F103   800       8,867                  SOLE                 8,867
RECEIPTS TRUST
SPDR GOLD TRUST         COM     78463V107   749       8,653                  SOLE                 8,653
SABA SOFTWARE INC (NEW) COM     784932600   43        27,500                 SOLE                27,500
SCHERING PLOUGH CORP    COM     806605101   264       15,497                 SOLE                15,497
SCHLUMBERGER LIMITED    COM     806857108   408       9,649                  SOLE                 9,649
SCHWAB CHARLES CORP     COM     808513105   24,108    1,490,935              SOLE             1,490,935
SILICON STORAGE         COM     827057100   184       80,250                 SOLE                80,250
TECHNOLOGY INC
SMITH INTERNATIONAL INC COM     832110100   486       21,238                 SOLE                21,238
J.M. SMUCKER CO (NEW)   COM     832696405   335       7,737                  SOLE                 7,737
SPIRIT AEROSYSTEMS      CL A    848574109   2,564     252,080                SOLE               252,080
HOLD - CL A
STARBUCKS CORPORATION   COM     855244109   3,801     401,849                SOLE               401,849
SUNTECH POWER HOLDINGS  ADR     86800C104   4,768     407,528                SOLE               407,528
- ADR
TARGET CORP             COM     87612E106   6,965     201,696                SOLE               201,696
3M CO                   COM     88579Y101   12,315    214,033                SOLE               214,033
UNILEVER NV NY SHARES   COM     904784709   3,656     148,904                SOLE               148,904
(NEW)
UNITED PARCEL SERVICE   COM     911312106   8,860     160,617                SOLE               160,617
INC
VALUECLICK INC          COM     92046N102   128       18,695                 SOLE                18,695
VERISIGN INC            COM     92343E102   530       27,779                 SOLE                27,779
VERIZON COMMUNICATIONS  COM     92343V104   504       14,873                 SOLE                14,873
WACHOVIA CORP           COM     929903102   3,491     630,225                SOLE               630,225
WAL MART STORES INC     COM     931142103   6,140     109,527                SOLE               109,527
WELLPOINT INC           COM     94973V107   2,416     57,342                 SOLE                57,342
WELLS FARGO & CO (NEW)  COM     949746101   2,052     69,593                 SOLE                69,593
WYETH CORP              COM     983024100   361       9,625                  SOLE                 9,625
XILINX INC              COM     983919101   239       13,433                 SOLE                13,433
YAHOO INC               COM     984332106   4,355     356,947                SOLE               356,947
ARCH CAPITAL GROUP LTD  COM     G0450A105   461       6,578                  SOLE                 6,578
ACCENTURE LTD BERMUDA   CL A    G1150G111   219       6,678                  SOLE                 6,678
CLASS A
LOGITECH INTERNATIONAL  COM     H50430232   5,194     333,391                SOLE               333,391
S A


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